UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Sales	$ 2,772,981		$ 4,852,716		$ 6,793,538	$ 14,235
Cost of goods sold	1,885,227		3,779,636		5,818,498	3,421
Gross profit	887,754		1,073,080		1,902,259	10,814
Operating expenses:
General and administrative	607,523	86,857	1,049,716	177,792	1,366,109	414,400
Selling and marketing expenses	471,514		473,649		20,569
Research and development	132,593	2,146	199,446	2,146	280,261
Total operating expenses	1,211,630	89,003	1,722,811	179,938	1,666,939	414,400
Income (loss) from operations	(323,876)	(89,003)	(649,731)	(179,938)	235,320	(403,586)
Other expense, net	(702,431)	(4,884)	(791,845)	(8,314)	(149,612)	(5,854)
Loss before income taxes	(1,026,307)	(93,887)	(1,441,576)	(188,252)	(915,852)	(409,440)
Provision (benefit) for income taxes	13,647		(110)		(117,590)
Net profit (loss) before allocation to non-controlling interests	(1,039,954)	(93,887)	(1,441,466)	(188,252)	203,298	(409,440)
Less: Net profit (loss) attributable to redeemable non-controlling interests	589		(1,206)		23,889
Less: Net profit (loss) attributable to non-controlling interests	1,705		(8,875)		66,632
Net profit (loss) attributable to SecureTech shareholders	$ (1,042,248)	$ (93,887)	$ (1,431,385)	$ (188,252)	$ 112,777	$ (409,440)
Loss per share: Basic	$ (0.06)	$ (0.00)	$ (0.08)	$ (0.00)	$ 0.00	$ (0.01)
Loss per share: Diluted	$ (0.06)	$ (0.00)	$ (0.08)	$ (0.00)	$ 0.00	$ (0.01)
Weighted average common shares outstanding: Basic	17,091,843	78,073,914	17,637,604	46,000,410	40,010,980	78,148,402
Weighted average common shares outstanding: Diluted	17,091,843	78,073,914	17,637,604	46,000,410	222,960,980	78,148,402